Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

12. Stock-Based Compensation

Stock-Based Compensation Expense

Stock-based compensation, measured at the grant date based on the fair value of the award, is typically recognized ratably over the requisite services period, using the straight-line method of expense attribution. The Company recorded stock-based compensation expense in the following categories of its unaudited condensed consolidated statements of operations and balance sheets (in thousands):

	Three Months Ended March 31,
	2022	2021
Engineering services	$1,279	$324
General and administrative costs	975	32
BlueWalker 3 Satellite - construction in progress (1)	(44)	14
Total	$2,210	$370

(1)	For the three months ended March 31, 2022 stock-based compensation was reversed as a result of forfeiture of options previously provided to a supplier.

The Company estimates the fair value of the stock option awards to employees, non-employees and non-employee members of the Board of Directors using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including (i) the expected volatility of our stock, (ii) the expected term of the award, (iii) the risk-free interest rate, and (iv) any expected dividends. Due to the lack of company-specific historical and implied volatility data, the Company based the estimate of expected volatility on the estimated and expected volatilities of a representative group of publicly traded companies. For these analyses, the Company selects companies with comparable characteristics including enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected life of the stock-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of the Company’s stock price becomes available. For awards that qualify as “plain-vanilla” options, the Company estimates the expected life of the employee stock options using the “simplified” method, whereby, the expected life equals the average of the vesting term and the original contractual term of the option. The expected term of stock options granted to non-employees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future. The Company elects to account for forfeitures as they occur rather than apply an estimated forfeiture rate to stock-based payment expense.

The fair value of restricted stock units granted to employees, non-employees, and non-employee members of the Board of Directors is based on the fair value of the Company’s stock on the grant date. The Company elects to account for forfeitures as they occur rather than apply an estimated forfeiture rate to stock-based payment expense.

AST LLC 2019 Equity Incentive Plan

Prior to the Business Combination, under the 2019 Equity Incentive Plan (“AST LLC Incentive Plan”), AST LLC was authorized to issue ordinary shares, as well as options exercisable for ordinary shares, as incentives to its employees, non-employees, and non-employee members of its Board of Directors. The issuance of share options and ordinary shares is administered by the Board of Directors using standardized share option and share subscription agreements. Following the Business Combination, no further grants will be made under the AST LLC Incentive Plan. However, the AST LLC Incentive Plan will continue to govern the terms and conditions of the outstanding awards granted under it.

There were two types of options granted under the AST LLC Incentive Plan: (1) service-based options and (2) performance-based options. Service-based options typically vest over a five year service period with 20% of the award vesting on the first anniversary of the employee’s commencement date, and the balance thereafter in 48 equal monthly installments. Certain service-based options also provide for accelerated vesting if there is a change in control or other performance condition as defined by the AST LLC Incentive Plan. Performance-based options typically vest on the earliest date that any of the following occurs: (i) AST LLC effects an initial public offering and becomes a reporting company, (ii) AST LLC experiences a change of control, or (iii) other specified performance conditions. Both service-based and performance-based options typically expire no later than 10 years from the date of grant.

In connection with the Closing, AST LLC entered into the Fifth Amended and Restated Limited Liability Operating Agreement (the “A&R Operating Agreement”), which, among other things, restructured the capitalization of AST LLC to reclassify all of the existing AST LLC options into AST LLC incentive equity units (the “AST LLC Incentive Equity Units”). In connection with the reclassification of the AST LLC options into AST LLC Incentive Equity Units, the maximum number of AST LLC Incentive Equity Units which may be issued under the AST LLC Incentive Plan were proportionately adjusted to be equal to (a) the share limit under the AST LLC Incentive Plan as of the effective date of the A&R Operating Agreement, multiplied by (b) 14.50149869 (rounded down to the nearest whole number of AST LLC Incentive Equity Units). Additionally, each unexpired and unexercised outstanding AST LLC option, whether vested or unvested, was proportionately adjusted such that (a) each AST LLC option will be exercisable for that number of AST LLC Incentive Equity Units equal to the product determined by multiplying (x) the number of AST LLC options that were issuable upon exercise immediately prior to the Closing by (y) 14.50149869 (rounded down to the nearest whole number of AST LLC Incentive Equity Units) and (b) the per unit exercise price for the AST LLC Incentive Equity Units issuable upon exercise of such AST LLC option shall be equal to the quotient of (x) the exercise price per AST LLC option immediately prior to the Closing divided by (y) 14.50149869 (rounded down to the nearest millionth). Each AST LLC option continues to be subject to the terms of the AST LLC Incentive Plan and the applicable award agreement evidencing such AST LLC option, and is further subject in all regards to the terms and conditions of the A&R Operating Agreement. Additionally, pursuant to the terms of the A&R Operating Agreement, each AST LLC Incentive Equity Unit is redeemable for one share of Class A Common Stock on the later of the (i) 24-month anniversary of the consummation of the Business Combination and (ii) six-month anniversary from the vesting date. As a result of the Business Combination, there was no incremental compensation cost and the terms of the outstanding awards, including fair value, vesting conditions and classification, were unchanged.

As of March 31, 2022, AST LLC was authorized to issue a total of 12,812,959 ordinary shares under a reserve set aside for equity awards. As of March 31, 2022, there were 11,574,068 options outstanding under the AST LLC Incentive Plan. Following the Business Combination on April 6, 2021, no further equity award grants were made under the AST LLC Incentive Plan.

The following table summarizes AST LLC’s option activity for the three months ended March 31, 2022:

	Options	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Term (years)
Outstanding at December 31, 2021	12,359,322	$0.83	1.39
Granted	-	-
Exercised	(558,550)	0.06
Cancelled or forfeited	(226,704)	0.60
Outstanding at March 31, 2022	11,574,068	$0.87	1.21
Options exercisable as of March 31, 2022	7,068,725	$0.45	1.09
Vested and expected to vest at March 31, 2022	11,574,068	$0.87	1.21

The following table summarizes the Company’s unvested option activity for the three months ended March 31, 2022:

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2021	5,188,990	$0.64
Granted	-	-
Vested	(466,125)	0.43
Forfeited	(217,522)	0.25
Unvested at March 31, 2022	4,505,343	$0.68

There were no stock options granted during the three months ended March 31, 2022 and 2021. As of March 31, 2022, total unrecognized compensation expense related to the unvested stock options was $2.6 million, which is expected to be recognized over a weighted average period of 1.2 years.

SpaceMobile 2020 Incentive Award Plan

In connection with the Business Combination, the Company adopted the 2020 Incentive Award Plan (the “2020 Plan”). Awards may be made under the 2020 Plan covering an aggregate number of Class A common stock shares equal to 10,800,000. Any shares distributed pursuant to an award may consist, in whole or in part, of authorized and unissued Common Stock, treasury Common Stock or Common Stock purchased on the open market. The 2020 Plan provides for the grant of stock options, restricted stock, dividend equivalents, restricted stock units, incentive unit awards, stock appreciation rights, and other stock or cash-based awards. Each incentive unit issued pursuant to an award, if any, shall count as one share for purposes of calculating the aggregate number of shares available for issuance under the 2020 Plan.

Two types of equity awards have been granted under the 2020 Plan: (1) service-based options and (2) service-based and performance-based restricted stock units. Service-based options typically vest over a four year service period with 25% of the award vesting on the first anniversary of the employee’s commencement date, and the balance thereafter in 36 equal monthly installments. Service-based restricted stock units typically vest over a four year service period with 25% of the award vesting on each anniversary of the employee’s vesting commencement date. Performance-based restricted stock units typically vest on the earliest date that any of the following occurs: (i) the Company attains an incremental capital investment, or (ii) other specified performance conditions. Options typically expire no later than 10 years from the date of grant.

Stock Options

As of March 31, 2022, there were 1,833,104 service-based options outstanding under the 2020 Plan.

The following table summarizes the Company’s option activity under the 2020 Plan for the three months ended March 31, 2022:

	Options	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Term (years)
Outstanding at December 31, 2021	1,889,115	$10.35	3.36
Granted	-	-
Exercised	-	-
Cancelled or forfeited	(56,011)	10.00
Outstanding at March 31, 2022	1,833,104	$10.36	3.10
Options exercisable as of March 31, 2022	218,999	$10.06	2.57
Vested and expected to vest at March 31, 2022	1,833,104	$10.36	3.10

The following table summarizes the Company’s unvested option activity for the period ended March 31, 2022:

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2021	1,803,344	$4.41
Granted	-	-
Vested	(133,228)	4.23
Forfeited	(56,011)	4.22
Unvested at March 31, 2022	1,614,105	$4.43

There were no stock options granted and no exercises during the three months ended March 31, 2022 and 2021. As of March 31, 2022, total unrecognized compensation expense related to the unvested stock options was $6.3 million, which is expected to be recognized over a weighted average period of 3.1 years.

Restricted Stock Units

As of March 31, 2022, there were 1,634,781 restricted stock units outstanding under the 2020 Plan.

The following table summarizes the Company’s unvested restricted stock unit activity for the three months ended March 31, 2022:

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2021	1,686,031	$10.14
Granted	-	-
Vested	(51,250)	10.00
Forfeited	-	-
Unvested at March 31, 2022	1,634,781	$10.15

As of March 31, 2022, total unrecognized compensation expense related to the unvested restricted stock units was $9.6 million, which is expected to be recognized over a weighted average period of 3.1 years.

SpaceMobile 2020 Employee Stock Purchase Plan

In connection with the Business Combination, the Company adopted the 2020 Employee Stock Purchase Plan (the “ESPP”). The aggregate number of common stock shares that may be issued pursuant to rights granted under the ESPP is 2,000,000 shares. If any right granted under the ESPP shall for any reason terminate without having been exercised, the shares not purchased under such right shall again become available for issuance under the ESPP. As of March 31, 2022, the Company had not issued any awards under this plan.

14. Stock-Based Compensation

Stock-Based Compensation Expense

Stock-based compensation, measured at the grant date based on the fair value of the award, is typically recognized ratably over the requisite services period, using the straight-line method of expense attribution. The Company recorded stock-based compensation expense in the following categories of its Consolidated Statements of Operations and Balance Sheets (in thousands):

	Year ended December 31,
	2021	2020
Engineering services	$2,036	$211
General and administrative costs	1,700	72
BlueWalker 3 satellite - construction in progress	38	7
Total	$3,774	$290

The Company estimates the fair value of the stock option awards to employees, non-employees and non-employee members of the Board of Directors using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including (i) the expected volatility of the Company’s stock, (ii) the expected term of the award, (iii) the risk-free interest rate, and (iv) any expected dividends. Due to the lack of company-specific historical and implied volatility data, the Company based the estimate of expected volatility on the estimated and expected volatilities of a representative group of publicly traded companies. For these analyses, the Company selects companies with comparable characteristics including enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected life of the stock-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of the Company’s stock price becomes available. For awards that qualify as “plain-vanilla” options, the Company estimates the expected life of the employee stock options using the “simplified” method, whereby, the expected life equals the average of the vesting term and the original contractual term of the option. The expected term of stock options granted to non-employees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future. The Company elects to account for forfeitures as they occur rather than apply an estimated forfeiture rate to stock-based compensation expense.

The fair value of restricted stock units granted to employees, non-employees, and non-employee members of the Board of Directors is based on the fair value of the Company’s stock on the grant date. The Company elects to account for forfeitures as they occur rather than apply an estimated forfeiture rate to stock-based compensation expense.

AST LLC 2019 Equity Incentive Plan

Prior to the Business Combination, under the 2019 Equity Incentive Plan (“AST LLC Incentive Plan”), AST LLC was authorized to issue ordinary shares, as well as options exercisable for ordinary shares, as incentives to its employees, non-employees, and non-employee members of its Board of Directors. The issuance of share options and ordinary shares is administered by the Board of Directors using standardized share option and share subscription agreements. Following the Business Combination, no further grants will be made under the AST LLC Incentive Plan. However, the AST LLC Incentive Plan will continue to govern the terms and conditions of the outstanding awards granted under it.

There were two types of options granted under the AST LLC Incentive Plan: (1) service-based options and (2) performance-based options. Service-based options typically vest over a five year service period with 20% of the award vesting on the first anniversary of the employee’s commencement date, and the balance thereafter in 48 equal monthly installments. Certain service-based options also provide for accelerated vesting if there is a change in control or other performance condition as defined by the AST LLC Incentive Plan. Performance-based options typically vest on the earliest date that any of the following occurs: (i) AST LLC effects an initial public offering and becomes a reporting company, (ii) AST LLC experiences a change of control, or (iii) other specified performance conditions. Both service-based and performance-based options typically expire no later than 10 years from the date of grant.

In connection with the Closing, AST LLC entered into the Fifth Amended and Restated Limited Liability Operating Agreement (the “A&R Operating Agreement”), which, among other things, restructured the capitalization of AST LLC to reclassify all of the existing AST LLC options into AST LLC incentive equity units (the “AST LLC Incentive Equity Units”). In connection with the reclassification of the AST LLC options into AST LLC Incentive Equity Units, the maximum number of AST LLC Incentive Equity Units which may be issued under the AST LLC Incentive Plan were proportionately adjusted to be equal to (a) the share limit under the AST LLC Incentive Plan as of the effective date of the A&R Operating Agreement, multiplied by (b) 14.50149869 (rounded down to the nearest whole number of AST LLC Incentive Equity Units). Additionally, each unexpired and unexercised outstanding AST LLC option, whether vested or unvested, was proportionately adjusted such that (a) each AST LLC option will be exercisable for that number of AST LLC Incentive Equity Units equal to the product determined by multiplying (x) the number of AST LLC options that were issuable upon exercise immediately prior to the Closing by (y) 14.50149869 (rounded down to the nearest whole number of AST LLC Incentive Equity Units) and (b) the per unit exercise price for the AST LLC Incentive Equity Units issuable upon exercise of such AST LLC option shall be equal to the quotient of (x) the exercise price per AST LLC option immediately prior to the Closing divided by (y) 14.50149869 (rounded down to the nearest millionth). Each AST LLC option continues to be subject to the terms of the AST LLC Incentive Plan and the applicable award agreement evidencing such AST LLC option, and is further subject in all regards to the terms and conditions of the A&R Operating Agreement. Additionally, pursuant to the terms of the A&R Operating Agreement, each AST LLC Incentive Equity Unit is redeemable for one share of Class A Common Stock on the later of the (i) 24-month anniversary of the consummation of the Business Combination and (ii) six-month anniversary from the vesting date. As a result of the Business Combination, there was no incremental compensation cost and the terms of the outstanding awards, including fair value, vesting conditions and classification, were unchanged.

As of December 31, 2021, AST LLC was authorized to issue a total of 12,812,959 ordinary shares under a reserve set aside for equity awards. As of December 31, 2021, there were 12,359,322 options outstanding under the AST LLC Incentive Plan. Following the Business Combination on April 6, 2021, no further equity award grants were made under the AST LLC Incentive Plan.

The following table summarizes the Company’s option activity for the year ended December 31, 2021:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	11,822,100	$0.20	2.04	$68,407,495
Granted	806,283	10.00	-
Exercised	(15,227)	0.06	-
Cancelled or forfeited	(253,834)	0.81	-
Outstanding at December 31, 2021	12,359,322	$0.83	1.39	$87,882,197
Options exercisable as of December 31, 2021	7,168,669	$0.39	1.31	$54,157,031
Vested and expected to vest at December 31, 2021	12,359,322	$0.83	1.39	$87,882,197

The following table summarizes the Company’s unvested option activity for the year ended December 31, 2021:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2020	6,526,496	$0.16
Granted	806,283	4.15
Vested	(1,929,351)	0.52
Forfeited	(214,438)	0.44
Unvested at December 31, 2021	5,188,990	$0.64

The weighted-average grant-date fair value per share of stock options granted during the years ended December 31, 2021 and 2020 was $4.15 and $0.33, respectively.

As of December 31, 2021, total unrecognized compensation expense related to the unvested stock options was $2.8 million, which is expected to be recognized over a weighted average period of 1.4 years.

The fair value of each stock option is estimated on the date of grant using a Black-Scholes option-pricing model, with the assumptions used for the year ended December 31, 2021, presented on a weighted average basis:

Year ended December 31, 2021
Exercise price	$10.00
Fair market value	$4.15
Expected dividend yield	0.0%
Expected term (in years)	6.3
Expected volatility	42.24%
Weighted-average risk-free rate	0.55%

SpaceMobile 2020 Incentive Award Plan

In connection with the Business Combination, the Company adopted the 2020 Incentive Award Plan (the “2020 Plan”). Awards may be made under the 2020 Plan covering an aggregate number of Class A Common Stock shares equal to 10,800,000. Any shares distributed pursuant to an award may consist, in whole or in part, of authorized and unissued common stock, treasury common stock or common stock purchased on the open market. The 2020 Plan provides for the grant of stock options, restricted stock, dividend equivalents, restricted stock units, incentive unit awards, stock appreciation rights, and other stock or cash-based awards. Each incentive unit issued pursuant to an award, if any, shall count as one share for purposes of calculating the aggregate number of shares available for issuance under the 2020 Plan.

Two types of equity awards have been granted under the 2020 Plan: (1) service-based options and (2) service-based and performance-based restricted stock units. Service-based options typically vest over a four year service period with 25% of the award vesting on the first anniversary of the employee’s commencement date, and the balance thereafter in 36 equal monthly installments. Service-based restricted stock units typically vest over a four year service period with 25% of the award vesting on each anniversary of the employee’s vesting commencement date. Performance-based restricted stock units typically vest on the earliest date that any of the following occurs: (i) the Company attains an incremental capital investment, or (ii) other specified performance conditions. Options typically expire no later than 10 years from the date of grant.

Stock Options

As of December 31, 2021, there were 1,889,115 service-based options outstanding under the 2020 Plan.

The following table summarizes the Company’s option activity under the 2020 Plan for the year ended December 31, 2021:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	-	$-	-	$-
Granted	1,901,515	10.35
Exercised	-	-
Cancelled or forfeited	(12,400)	10.00
Outstanding at December 31, 2021	1,889,115	$10.35	3.36	$(4,549,597)
Options exercisable as of December 31, 2021	85,771	$10.00	2.75	$(176,680)
Vested and expected to vest at December 31, 2021	1,889,115	$10.35	3.36	$(4,549,597)

The following table summarizes the Company’s unvested option activity for the year ended December 31, 2021:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2020	-	$-
Granted	1,901,515	4.40
Vested	(85,771)	4.25
Forfeited	(12,400)	4.16
Unvested at December 31, 2021	1,803,344	$4.41

The weighted-average grant-date fair value per share of stock options granted during the year ended December 31, 2021 was $4.40. There were no stock options granted during the year ended December 31, 2020. There were no exercises during the year ended December 31, 2021.

As of December 31, 2021, total unrecognized compensation expense related to the unvested stock options was $7.2 million, which is expected to be recognized over a weighted average period of 3.4 years.

The fair value of each stock option is estimated on the date of grant using a Black-Scholes option-pricing model, with the assumptions used for the year ended December 31, 2021, presented on a weighted average basis:

Year ended December 31, 2021
Exercise price	$10.35
Fair market value	$4.40
Expected dividend yield	0.0%
Expected term (in years)	6.1
Expected volatility	42.38%
Weighted-average risk-free rate	1.11%

Restricted Stock Units

As of December 31, 2021, there were 1,686,031 restricted stock units outstanding under the 2020 Plan.

The following table summarizes the Company’s unvested restricted stock unit activity for the year ended December 31, 2021:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2020	-	$-
Granted	1,889,051	10.12
Forfeited	(203,020)	10.00
Unvested at December 31, 2021	1,686,031	$10.14

As of December 31, 2021, total unrecognized compensation expense related to the unvested restricted stock units was $10.6 million, which is expected to be recognized over a weighted average period of 3.4 years.

SpaceMobile 2020 Employee Stock Purchase Plan

In connection with the Business Combination, the Company adopted the 2020 Employee Stock Purchase Plan (the “ESPP”). The aggregate number of common stock shares that may be issued pursuant to rights granted under the ESPP is 2,000,000 shares. If any right granted under the ESPP shall for any reason terminate without having been exercised, the shares not purchased under such right shall again become available for issuance under the ESPP. As of December 31, 2021, the Company had not issued any awards under the ESPP.